Restatement Of Previously Issued Financial Statements - Schedule of the restatement on each financial statement (Detail) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 07, 2020	Jun. 01, 2020		Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Total liabilities	$ 25,067,000				$ 67,470,000	$ 67,470,000	$ 43,726,000
Class A common stock subject to possible redemption	1,342,498,000				108,829,000	108,829,000	108,829,000
Additional paid-in capital					50,289,000	50,289,000	7,490,000
Accumulated deficit	(1,309,573,000)				(190,697,000)	(190,697,000)	(122,404,000)
Total Stockholders' Equity	(1,309,573,000)		$ (126,504,000)		(140,408,000)	(140,408,000)	(114,914,000)				$ (62,583,000)
Loss before provision for income taxes	(158,972,000)		(11,981,000)			(68,293,000)	(53,179,000)
Net loss	(158,972,000)		(11,981,000)			(68,293,000)	(53,179,000)
Cash flows from operating activities:
Net loss	(158,972,000)		(11,981,000)			(68,293,000)	(53,179,000)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities	(13,677,000)		(11,178,000)			(32,850,000)	(47,124,000)
Payment of offering costs	(90,000)
Net cash provided by financing activities	29,138,000		$ 16,977,000			35,128,000	$ 36,905,000
Holicity Inc.
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	45,806,666				27,253,333	27,253,333			$ 21,313,333	[1]
Total liabilities	57,410,775				38,015,105	38,015,105
Class A common stock subject to possible redemption	238,269,360				258,231,930	258,231,930
Additional paid-in capital	32,303,479				12,341,109	12,341,109
Accumulated deficit	(27,304,837)				(7,342,273)	(7,342,273)
Total Stockholders' Equity	5,000,010				5,000,004	5,000,004			$ 0
Warrant offering costs					747,112
Change in fair value of warrant liabilities	18,553,333				5,940,000
Loss before provision for income taxes	(19,962,564)				(7,342,273)
Net loss	(19,962,564)				(7,342,273)
Cash flows from operating activities:
Net loss	(19,962,564)				(7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs					458,500
Change in fair value of warrant liabilities	(18,553,333)				(5,940,000)
Net cash used in operating activities	$ (582,828)				(980,481)
Proceeds from sale of Units, net of underwriting discounts paid					294,262,000
Payment of offering costs					(134,002)
Net cash provided by financing activities					301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities					21,313,333
Holicity Inc. | As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total liabilities		$ 10,640,289		$ 10,640,289	10,761,772	10,761,772		$ 9,830,277
Class A common stock subject to possible redemption		285,990,770		285,990,770	285,485,260	285,485,260		262,053,310
Class A common stock		140		140	145	145		129
Additional paid-in capital		5,148,768		5,148,768	5,654,273	5,654,273		5,002,671
Accumulated deficit		(149,656)		(149,656)	(655,161)	(655,161)		(3,581)
Total Stockholders' Equity		5,000,002		5,000,002	5,000,007	5,000,007		5,000,010
Other expense, net		7,109		7,109	46,957
Loss before provision for income taxes		(148,287)		(149,656)	(655,161)
Net loss		$ (148,287)		$ (149,656)	$ (655,161)
Basic and diluted loss per share, Class B common stock (in Dollars per share)		$ (0.02)		$ (0.02)	$ (0.09)
Cash flows from operating activities:
Net loss		$ (148,287)		$ (149,656)	$ (655,161)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities				(321,572)	(691,869)
Proceeds from sale of Units, net of underwriting discounts paid				294,000,000	294,000,000
Payment of offering costs				(160,614)	(160,614)
Net cash provided by financing activities				301,682,297	301,682,297
Holicity Inc. | Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities		24,546,666		24,546,666	27,253,333	27,253,333		21,313,333
Total liabilities		24,546,666		24,546,666	27,253,333	27,253,333		21,313,333
Class A common stock subject to possible redemption		(24,546,670)		(24,546,670)	(27,253,330)	(27,253,330)		(21,313,330)
Class A common stock		246		246	273	273		464
Additional paid-in capital		3,980,203		3,980,203	6,686,836	6,686,836		746,645
Accumulated deficit		(3,980,445)		(3,980,445)	(6,687,112)	(6,687,112)		(747,112)
Total Stockholders' Equity		4		4	(3)	(3)		(3)
Warrant offering costs		(747,112)		(747,112)	(747,112)
Change in fair value of warrant liabilities		(3,233,333)		(3,233,333)	(5,940,000)
Other expense, net		(3,980,445)		(3,980,445)	(6,687,112)
Loss before provision for income taxes		(3,980,445)		(3,980,445)	(6,687,112)
Net loss		$ (3,980,445)		$ (3,980,445)	$ (6,687,112)
Basic and diluted loss per share, Class B common stock (in Dollars per share)		$ (0.53)		$ (0.53)	$ (0.89)
Cash flows from operating activities:
Net loss		$ (3,980,445)		$ (3,980,445)	$ (6,687,112)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs				458,500	458,500
Change in fair value of warrant liabilities		3,233,333		3,233,333	5,940,000
Net cash used in operating activities				(288,612)	(288,612)
Proceeds from sale of Units, net of underwriting discounts paid				262,000	262,000
Payment of offering costs				26,612	26,612
Net cash provided by financing activities				288,612	288,612
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities				21,313,333	21,313,333
Holicity Inc. | As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities		24,546,666		24,546,666	27,253,333	27,253,333		21,313,333
Total liabilities		35,186,955		35,186,955	38,015,105	38,015,105		31,143,610
Class A common stock subject to possible redemption		261,444,100		261,444,100	258,231,930	258,231,930		240,739,980
Class A common stock		386		386	418	418		593
Additional paid-in capital		9,128,971		9,128,971	12,341,109	12,341,109		5,749,316
Accumulated deficit		(4,130,101)		(4,130,101)	(7,342,273)	(7,342,273)		(750,693)
Total Stockholders' Equity		5,000,006		5,000,006	5,000,004	$ 5,000,004		$ 5,000,007
Warrant offering costs		(747,112)		(747,112)	(747,112)
Change in fair value of warrant liabilities		(3,233,333)		(3,233,333)	(5,940,000)
Other expense, net		(3,973,336)		(3,973,336)	(6,640,155)
Loss before provision for income taxes		(4,128,732)		(4,130,101)	(7,342,273)
Net loss		$ (4,128,732)		$ (4,130,101)	$ (7,342,273)
Basic and diluted loss per share, Class B common stock (in Dollars per share)		$ (0.55)		$ (0.55)	$ (0.98)
Cash flows from operating activities:
Net loss		$ (4,128,732)		$ (4,130,101)	$ (7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs				458,500	458,500
Change in fair value of warrant liabilities		$ 3,233,333		3,233,333	5,940,000
Net cash used in operating activities				(610,184)	(980,481)
Proceeds from sale of Units, net of underwriting discounts paid				294,262,000	294,262,000
Payment of offering costs				(134,002)	(134,002)
Net cash provided by financing activities				301,970,909	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities				$ 21,313,333	$ 21,313,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.